Segmental analysis	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segmental analysis
7. Segmental analysis
Substantially all of the Group's revenue is from contracts with customers. Reported contributions by reportable segments were as follows:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Revenue[1,2]
Global Integrated Agencies	6,107.0	5,698.8
Public Relations	618.0	574.6
Specialist Agencies	496.2	481.9
	7,221.2	6,755.3
Revenue less pass-through costs[1,3]
Global Integrated Agencies	4,781.6	4,536.0
Public Relations	584.4	547.6
Specialist Agencies	445.2	425.9

Headline operating profit[1,4]
Global Integrated Agencies	540.5	507.0
Public Relations	87.5	83.5
Specialist Agencies	38.3	48.6
	666.3	639.1
Notes
[1]Prior year figures have been re-presented to reflect the reallocation of a number of businesses between Global Integrated Agencies and Public Relations.
[2]Intersegment sales have not been separately disclosed as they are not material.
[3]Revenue less pass-through costs is revenue less media, and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 4 for more details of the pass-through costs.
4A reconciliation from reported profit before taxation to headline operating profit is provided in note 20.
7. Segmental analysis (continued)
Reported contributions by geographical area were as follows:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Revenue[1]
North America[2]	2,744.0	2,586.5
United Kingdom	1,064.6	956.1
Western Continental Europe	1,477.1	1,352.0
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,935.5	1,860.7
	7,221.2	6,755.3
Revenue less pass-through costs[3]
North America[2]	2,284.6	2,188.9
United Kingdom	796.2	737.0
Western Continental Europe	1,178.7	1,086.1
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,551.7	1,497.5

Headline operating profit[4]
North America[2]	287.1	299.7
United Kingdom	97.8	67.3
Western Continental Europe	111.1	98.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	170.3	173.4
	666.3	639.1
Notes
[1]Intersegment sales have not been separately disclosed as they are not material.
[2]North America includes the United States with revenue of £2,578.7 million (2022: £2,440.9 million), revenue less pass-through costs of £2,144.2 million (2022: £2,052.1 million) and headline operating profit of £268.1 million (2022: £280.9 million).
[3]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 4 for more details of the pass-through costs.
4A reconciliation from reported profit before taxation to headline operating profit is provided in note 20.